PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation and amortization of property and equipment	$ 3,528	$ 13,222	$ 2,772	$ 8,966